Financial risk management - Aging of receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aging receivables
Financial assets, net	€ 16,493	€ 16,069
Trade receivables
Aging receivables
Financial assets, net	5,549	5,382
Credit risk | Loans and receivables
Aging receivables
Expected credit loss allowance	(644)	€ (444)	€ (434)
Financial assets, net	6,812
Credit risk | Loans and receivables | Emerging markets customer
Aging receivables
Expected credit loss allowance	(311)
Credit risk | Loans and receivables | Current
Aging receivables
Expected credit loss allowance	(361)
Financial assets, net	6,171
Credit risk | Loans and receivables | Past due 1-30 days
Aging receivables
Expected credit loss allowance	(15)
Financial assets, net	203
Credit risk | Loans and receivables | Past due 31-180 days
Aging receivables
Expected credit loss allowance	(65)
Financial assets, net	207
Credit risk | Loans and receivables | More than 180 days
Aging receivables
Expected credit loss allowance	(203)
Financial assets, net	231
Credit risk | Loans and receivables | Gross carrying amount
Aging receivables
Financial assets, net	7,456
Credit risk | Loans and receivables | Gross carrying amount | Current
Aging receivables
Financial assets, net	6,532
Credit risk | Loans and receivables | Gross carrying amount | Past due 1-30 days
Aging receivables
Financial assets, net	218
Credit risk | Loans and receivables | Gross carrying amount | Past due 31-180 days
Aging receivables
Financial assets, net	272
Credit risk | Loans and receivables | Gross carrying amount | More than 180 days
Aging receivables
Financial assets, net	434
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables
Aging receivables
Financial assets, net	5,949
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | Current
Aging receivables
Financial assets, net	5,117
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | Past due 1-30 days
Aging receivables
Financial assets, net	210
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | Past due 31-180 days
Aging receivables
Financial assets, net	267
Credit risk | Loans and receivables | Gross carrying amount | Trade receivables | More than 180 days
Aging receivables
Financial assets, net	355
Credit risk | Loans and receivables | Gross carrying amount | Contract assets
Aging receivables
Financial assets, net	1,203
Credit risk | Loans and receivables | Gross carrying amount | Contract assets | Current
Aging receivables
Financial assets, net	1,203
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables
Aging receivables
Financial assets, net	304
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | Current
Aging receivables
Financial assets, net	212
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | Past due 1-30 days
Aging receivables
Financial assets, net	8
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | Past due 31-180 days
Aging receivables
Financial assets, net	5
Credit risk | Loans and receivables | Gross carrying amount | Customer financing related loan receivables | More than 180 days
Aging receivables
Financial assets, net	€ 79